Acquisitions - Impact to Historical Consolidated Statement of Income Table (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues	$ 1,029,763	[1]	$ 894,476	[1]	$ 858,144	[1]
Equity income (loss), net	22,948	[1],[2],[3]	16,042	[1],[2],[3]	11,261	[1],[2],[3]
Net income (loss)	281,878	[1]	120,557	[1]	180,215	[1]
Partnership Historical [Member]
Revenues	1,029,763		894,476		858,144
Equity income (loss), net	23,732		16,111		11,261
Net income (loss)	282,387		120,601		180,215
Texas Express And Front Range [Member]
Revenues	0		0		0
Equity income (loss), net	(784)		(69)		0
Net income (loss)	$ (509)		$ (44)		$ 0

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[3]	Income earned from equity investments is classified as affiliate. See Note 1.